UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21629

                        SPECIAL VALUE EXPANSION FUND, LLC
               (Exact Name of Registrant as Specified in Charter)

                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
               (Address of Principal Executive Offices) (Zip Code)

                          DAVID A. HOLLANDER, SECRETARY
                        SPECIAL VALUE EXPANSION FUND, LLC
                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (310) 566-1000

                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                            NEW YORK, NEW YORK 10036

                   Date of fiscal year end: SEPTEMBER 30, 2005

                     Date of reporting period: JUNE 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

                    Statement of Investments in Securities of
                        Unaffiliated Issuers (unaudited)

                                  June 30, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                        Principal               Fair
Security                                                                                  Amount                Value
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (49.19%)
Bank Debt (34.13%) (1)
Machinery (Nonagriculture, Nonconstruction, Nonelectronic) (11.29%)
Ahern Rentals, Inc. Senior Secured Notes, 12% Cash + 2.5% PIK, due 10/29/09
   (Acquired 10/29/04, Amortized Cost $27,036,424)                                     $27,156,475            $27,784,468

Personal Transportation (9.31%)
Northwest Airlines, Inc. 1st Preferred Mortgage, 12.19%, due 10/12/16
   (Acquired 10/12/04, Amortized Cost $12,890,717)                                     $13,010,933             12,962,142
Northwest Airlines, Inc. 1st Preferred Mortgage, 12.19%, due 11/19/17
   (Acquired 11/19/04, Amortized Cost $9,863,274)                                      $ 9,981,975              9,944,543
                                                                                                              -----------
Total Personal Transportation                                                                                  22,906,685

Telecommunications (4.99%)
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 2% PIK, due 9/14/09
   (Acquired 9/20/04, Amortized Cost $12,369,495)                                      $12,532,021             12,281,380

Utilities (8.54%)
La Paloma Generating Co.
  Cert. Residual (Acquired 2/2/05, Cost $0) (2)                                        $   228,406                236,400
  Priority W/Cap (Acquired 2/2/05, Cost $855,239)                                      $   855,239                863,791
  Tranche A Hedge Roll Up (Acquired 2/2/05, Cost $4,561,639) (2)                       $ 3,638,530              4,620,933
  Tranche A Residual
    (Acquired 2/2/05, Cost $2,923,240) (2)                                             $ 3,166,357              2,985,222
    (Acquired 3/18/05, Cost $963,553) (2)                                              $ 1,064,369                983,983
    (Acquired 5/6/05, Cost $580,297) (2)                                               $   648,210                592,601
  Tranche B Hedge Residual (Acquired 2/2/05, Cost $2,968,153) (2)                      $ 2,973,430              3,285,641
  Tranche B Hedge Roll Up (Acquired 2/2/05, Cost $186,225) (2)                         $   148,540                188,646
  Tranche B Residual
    (Acquired 2/2/05, Cost $3,895,107) (2)                                             $ 3,891,066              4,303,580
    (Acquired 3/18/05, Cost $232,710) (2)                                              $   232,590                257,114
    (Acquired 5/6/05, Cost $137,974) (2)                                               $   141,627                152,443
  Tranche B Roll Up
    (Acquired 2/2/05, Cost $186,225) (2)                                               $   148,540                188,991
    (Acquired 3/18/05, Cost $790,040) (2)                                              $   631,489                801,776
    (Acquired 5/6/05, Cost $481,064) (2)                                               $   384,521                488,210
  Tranche C Roll Up (Acquired 2/2/05, Cost $1,017,132) (2)                             $   811,302              1,030,355
                                                                                                              -----------
Total Utilities                                                                                                20,979,686

Corporate Fixed Income Securities (15.06%)
Automobiles (3.31%)
Miscellaneous Securities (2), (3)                                                      $11,627,000              8,138,900

Diversified/Conglomerate Service (1.29%)
Mastec, Inc. Senior Sub. Notes, 7.75%, due 2/1/08                                      $ 3,230,000              3,165,400

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

                   Statement of Investments in Securities of
                  Unaffiliated Issuers (unaudited) (continued)

                                  June 30, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                        Principal               Fair
Security                                                                                  Amount                Value
------------------------------------------------------------------------------------------------------------------------------------
Leisure, Amusement, Motion Pictures and Entertainment (3.81%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07             $ 10,714,000            $  9,361,358

Utilities (6.65%)
Calpine Generating Co.
  Secured Notes, 11.50%, due 4/11/11                                                   $  4,764,000               4,311,420
  Secured Floating Rate Notes, LIBOR + 9%, due 4/11/11                                 $ 13,205,000              12,049,563
                                                                                                               ------------
Total Utilities                                                                                                  16,360,983

                                                                                                               ------------
Total Debt Securities of Unaffiliated Issuers (cost $118,280,343)                                               120,978,860
                                                                                                               ------------

Cash and Cash Equivalents (42.21%)
Abbey National, 3.27%, due 7/7/05                                                      $ 11,000,000              10,993,006
American Express Commercial Paper, 3.02%, due 7/7/05                                   $  8,000,000               7,978,524
American Express Commercial Paper, 3.04%, due 7/8/05                                   $  3,000,000               2,997,213
GECC Commercial Paper, 3.05%, due 7/7/05                                               $  8,000,000               7,978,989
GECC Commercial Paper, 3.20%, due 7/8/05                                               $  3,000,000               2,997,067
UBS Finance, 3.21%, due 7/11/05                                                        $ 11,000,000              10,986,268
United States Government Treasury Bill, 2.7%, due 7/7/05                               $ 50,000,000              49,973,750
Wells Fargo Bank Overnight Repo, due 7/1/05                                            $  9,310,193               9,310,193
Cash Held on Account at Various Institutions                                           $    664,064                 664,064
                                                                                                               ------------
Total Cash and Cash Equivalents                                                                                 103,879,074
                                                                                                               ------------

Total Cash and Investments in Securities of Unaffiliated Issuers                                               $224,857,934
                                                                                                               ============

Notes to Statement of Investments in Securities of Unaffiliated Issuers:

(1) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)   Non-income producing security.

(3)   Miscellaneous Securities is a single unrestricted position.

Aggregate purchases and aggregate sales of securities of unaffiliated issuers, other than Government securities, totaled $104,053,996 and $3,608,844 respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities of unaffiliated issuers for federal income tax purposes was $118,280,343. Net unrealized appreciation aggregated $2,698,517, of which $3,399,649 related to appreciated investment securities and $701,133 related to depreciated investment securities.

The total value of restricted securities of unaffiliated issuers as of June 30, 2005 was $83,952,219, or 34.13% of total cash and investments of the Company.

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

             Statement of Investments in Affiliates (1) (unaudited)

                                  June 30, 2005

         Showing Percentage of Total Cash and Investments of the Company

                                                                                       Interest and Dividends
                                                                           Principal      Earned During the
                                                                             Amount       Nine Months Ended        Fair
Security                                                                   or Shares        June 30, 2005          Value
------------------------------------------------------------------------------------------------------------------------------------
Debt Securities (3.32%)
Bank Debt (3.32%) (2)
Diversified/Conglomerate Manufacturing (3.32%)
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09
   (Acquired 9/13/04, Amortized Cost $7,784,048) - (Sweden)               $ 7,958,628        $   698,038        $ 8,157,593
                                                                                             ------------------------------
Total Debt Securities of Affiliates (cost $7,784,048)                                            698,038          8,157,593
                                                                                             ------------------------------

Equity and Equity Related Securities (5.28%)
Diversified/Conglomerate Manufacturing (5.28%)
Put/Call Agreement for 345,049 Intentia International AB Series
   A Common, expires 7/9/05 (Acquired 2/12/05) - (Sweden)
   (3), (4), (5),(6)                                                                1                 --                 --
Intentia International AB Series A Common
   (Acquired 9/13/04, Cost $1,757,708) - (Sweden) (3), (4), (5), (6)          691,087                 --          1,595,577
Intentia International AB Series B Common
   (Acquired 9/13/04, Cost $6,708,421) - (Sweden) (3), (4),(5), (6)         5,531,086                 --         11,401,819
                                                                                             ------------------------------
Total Equity and Equity Related Securities of Affiliates
   (cost $8,466,129)                                                                                  --         12,997,396
                                                                                             ------------------------------

Total Investments in Securities of Affiliated Issuers
   (cost $16,250,177)                                                                        $   698,038        $21,154,989
                                                                                             ==============================

Notes to Statement of Investments in Affiliates:

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Company of 5% or more of the issuer's voting securities.

(2) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(3)   Investment is not a controlling position.

(4) Securities regulations temporarily restrict the sale of this security due to membership on the Board of Directors of the issuer by an affiliate of the Company.

(5)   Denominated in Swedish Kronor, and converted to US Dollars.

(6)   Non-income producing security.

Aggregate purchases and aggregate sales of securities of affiliated issuers, other than Government securities, totaled $1,573,272 and zero, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities of affiliated issuers for federal income tax purposes was $16,250,177. Net unrealized appreciation aggregated $4,904,812, of which $5,066,943 related to appreciated investment securities and $162,130 related to depreciated investment securities.

The total value of restricted securities of affiliated issuers as of June 30, 2005 was $21,154,989, or 8.6% of total cash and investments of the Company.

Changes to investments in affiliates during the nine months ended June 30, 2005 were as follows:

                                                                                               Net Change in
                                                                                                Unrealized
                                                 Beginning                                    Appreciation /       Ending
             Security                             Balance       Acquisitions   Dispositions    (Depreciation)      Balance
             --------                            -----------    ------------   ------------    --------------     -----------
Intentia International AB Secured
Notes, LIBOR + 9%, due 9/14/09                   $ 8,038,214     $        --     $        --     $   119,379      $ 8,157,593

Intentia International AB Series A Common            210,208       1,573,272              --        (187,903)       1,595,577

Intentia International AB Series B Common          7,645,821              --              --       3,755,998       11,401,819

ITEM 2.  CONTROLS AND PROCEDURES.

      (a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

      (b) Not applicable.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC


By:     /s/ Hugh Steven Wilson
        ------------------------------------------
Name:   Hugh Steven Wilson
Title:  Chief Executive Officer
Date:   August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:     /s/ Hugh Steven Wilson
        ------------------------------------------
Name:   Hugh Steven Wilson
Title:  Chief Executive Officer
Date:   August 29, 2005


By:     /s/ Robert G. DiPaolo
        ------------------------------------------
Name:   Robert G. DiPaolo
Title:  Chief Financial Officer
Date:   August 29, 2005